LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

12   LEASES

The Company enters into lease arrangements primarily for data center spaces, office spaces and equipment.

Data center buildings and land leases

During the year ended December 31, 2021, the Company entered into lease agreements with the landlords to lease the building and land, including those acquired through acquisition of subsidiaries, for certain data centers. The Company assessed the lease classification of the building and land components separately at the commencement date. During the year ended December 31, 2021, the Company recorded additional finance lease liabilities of RMB429,208 and operating lease liabilities of RMB419,586 through new lease agreements and acquisition of subsidiaries.

The components of lease cost are as follows:

	Years ended December 31,
	2019	2020	2021

Finance lease cost:
- Amortization of right-of-use assets	222,101	423,075	546,437
- Interest on lease liabilities	299,511	465,692	592,835
Operating lease cost	100,469	195,869	313,752
Short-term lease cost	5,004	19,987	23,715
Variable lease cost (Note)	—	(55,599)	(786)

Total lease cost	627,085	1,049,024	1,475,953

Note:  During the years ended December 31, 2020 and 2021, the Company was granted lease concessions of RMB55,188 and nil, respectively,by certain landlords due to the effects of the COVID-19 pandemic. The lease concessions were primarily in the form of rent reduction. Such concessions were recognized as variable lease cost (credit) in the period when the concession was granted. In addition, the Company recognized variable lease cost (credit) of RMB411 and RMB786 in the years ended December 31, 2020 and 2021, respectively, for certain finance lease and other financing obligations with floating interest rate.

Supplemental cash flow information related to leases is as follows:

	Years ended December 31,
	2019	2020	2021

Cash paid for amounts included in measurement of lease liabilities (Note):
- Operating cash flows from finance leases	(248,417)	(389,679)	(591,189)
- Operating cash flows from operating leases	(116,295)	(141,480)	(236,589)
- Financing cash flows from finance leases	(302,679)	(198,234)	(265,481)

Non-cash information on lease liabilities arising from obtaining ROU assets
- Finance leases	708,757	1,099,698	25,731
- Operating leases	333,775	553,154	368,069

Note: The above table does not include cash paid for purchase of land use rights and initial direct costs of leases of RMB800,431,RMB744,761 and RMB875,162 in the years ended December 31, 2019, 2020 and 2021, respectively, which are included in “Payments for purchase of property and equipment and land use rights” in the consolidated statements of cash flows.

Weighted average remaining lease term and weighted average discount rate for leases, excluding prepaid land use rights, are as follows:

	As of December 31,
	2020	2021

Weighted average remaining lease term:
- Finance leases	13.7	12.0
- Operating leases	15.6	13.7

Weighted average discount rate:
- Finance leases	7.00%	6.94%
- Operating leases	6.23%	5.87%

Maturities of lease and other financing obligations were as follows:

	As of December 31, 2020					As of December 31, 2021
			Total of					Total of
			finance lease					finance lease
		Other	and other	Operating			Other	and other	Operating
	Finance lease	financing	financing	lease		Finance lease	financing	financing	lease
	obligations	obligations	obligations	obligations	Total	obligations	obligations	obligations	obligations	Total
Within 1 year	577,933	225,350	803,283	180,447	983,730	621,196	701,350	1,322,546	260,935	1,583,481
After 1 year but within 2 years	600,348	354,625	954,973	190,243	1,145,216	640,445	713,338	1,353,783	246,970	1,600,753
After 2 years but within 3 years	620,461	356,204	976,665	149,300	1,125,965	672,306	714,084	1,386,390	249,383	1,635,773
After 3 years but within 4 years	650,855	377,930	1,028,785	151,545	1,180,330	714,035	454,918	1,168,953	212,829	1,381,782
After 4 years but within 5 years	681,090	361,073	1,042,163	151,063	1,193,226	735,219	417,214	1,152,433	178,627	1,331,060
After 5 years	7,792,794	723,755	8,516,549	1,839,384	10,355,933	7,623,211	473,110	8,096,321	1,935,590	10,031,911
Total	10,923,481	2,398,937	13,322,418	2,661,982	15,984,400	11,006,412	3,474,014	14,480,426	3,084,334	17,564,760

Less: total future interest	(4,343,379)	(578,822)	(4,922,201)	(1,032,829)	(5,955,030)	(4,192,322)	(608,178)	(4,800,500)	(1,055,035)	(5,855,535)
Less: estimated construction costs	-	(47,924)	(47,924)	-	(47,924)	-	(47,241)	(47,241)	-	(47,241)

Present value of lease and other financing obligations	6,580,102	1,772,191	8,352,293	1,629,153	9,981,446	6,814,090	2,818,595	9,632,685	2,029,299	11,661,984
Including:
- Current portion			254,412	86,258	340,670			699,145	145,739	844,884
- Non-current portion			8,097,881	1,542,895	9,640,776			8,933,540	1,883,560	10,817,100

As of December 31, 2021, the Company has additional leases, primarily for data center buildings, that have not yet commenced with total future lease payments of RMB70,928. These leases are expected to commence in fiscal year 2022 with lease terms of 1 year to 20 years.

Lease and other financing obligations were secured by the following assets:

	As of December 31,
	2020	2021

Accounts receivable	128,353	110,391
Equipment, net	578,777	1,452,070
	707,130	1,562,461